Finance Debt - Additional Information (Detail) - USD ($) $ in Millions		6 Months Ended
	Jun. 13, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Finance debt, current		$ 5,695		$ 3,667
Proceeds from financing		4,725	$ 8,128
Financing		75,527		84,175
Debentures issued		955
China Development Bank [member]
Disclosure of detailed information about borrowings [line items]
Finance debt, current	$ 3,000
Average maturity of outstanding debt	2024
Capital market [member]
Disclosure of detailed information about borrowings [line items]
Financing		2,980
Level 2 [member] | Discounted cash flow [member]
Disclosure of detailed information about borrowings [line items]
Fair value of finance debt		42,721		46,872
Level 1 [member] | Market comparable prices [member]
Disclosure of detailed information about borrowings [line items]
Fair value of finance debt		41,878		$ 39,057
Global bonds [member]
Disclosure of detailed information about borrowings [line items]
Repayment of principal and interest		4,568
Net premium paid to bond holders		181
Banking loans [member]
Disclosure of detailed information about borrowings [line items]
Repayment of principal and interest		5,298
Financings with BNDES [member]
Disclosure of detailed information about borrowings [line items]
Repayment of principal and interest		578
2029 [member] | Capital market [member]
Disclosure of detailed information about borrowings [line items]
Financing		$ 737